Patent Intangible Assets (Detail) (Inventergy Inc [Member], USD $)	12 Months Ended
Dec. 31, 2013
Gross Carrying Amount	$ 9,455,585
Accumulated Amortization	(293,176)
Net Carrying Amount	9,162,409
Patents [Member]
Weighted Average Useful Life	8 years 7 months 6 days
Gross Carrying Amount	9,455,585
Accumulated Amortization	(293,176)
Net Carrying Amount	$ 9,162,409